Convertible Promissory Notes, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Promissory Notes, Net [Abstract]
CONVERTIBLE PROMISSORY NOTES, NET

NOTE 6 – CONVERTIBLE PROMISSORY NOTES, NET

During the year ended December 31, 2025, the Company entered into Securities Purchase Agreements (the “Purchase Agreements”) with certain existing investors for the sale of debentures (“Debentures”). Pursuant to the Purchase Agreements, the Company agreed to sell to the purchasers in several private placements, Debentures in aggregate principal amounts of $1,750,000, initially for 60 day periods with varying maturity dates. The Debentures were extended when due, and the most recent extensions extended all the Debentures until October 31, 2026. The Debentures do not bear interest. The Debentures also set forth certain customary events of default after which the Debentures may be declared immediately due and payable, including certain types of bankruptcy or insolvency events of default. Subject to the satisfaction of certain conditions, including applicable prior notice to the holders of the Debentures, at any time prior to the maturity dates, the Company may elect to prepay all or a portion of the-then outstanding principal amount of the Debentures. On February 26, 2026, the Company sold an additional $200,000 of Debentures due April 27, 2026, which were extended until October 31, 2026 along with the other Debentures. On April 28, 2026, the Company sold an additional $275,000 of Debentures due June 28, 2026, which were extended until October 31, 2026 along with the other Debentures. In June 2026, the Company received an additional $100,000 which will be included in the next round of Debentures expected in the third quarter of 2026.

In the event that prior to the maturity dates the Company consummates a public offering of its securities (“Public Offering”), the then-outstanding principal amount of the Debentures automatically converts into shares of the Company’s Common Stock (the “Debenture Shares”) at a conversion price equal to the per share price of the shares of Common Stock offered in the Public Offering. The Debenture Shares, if any, are subject to the same terms and conditions as the shares of Common Stock issued in a Public Offering, including the issuance of any accompanying warrants to purchase shares of Common Stock issued and registration rights granted, if any, to investors in the Public Offering.

In addition, pursuant to the Purchase Agreements the Company agreed to issue (A) subject to the consummation of a Public Offering, five-year warrants to purchase up to a number of shares of Common Stock (the “Purchase Warrants”), equal to: (i) in the event the Debentures are outstanding as of the date of the consummation of the Public Offering, 150% of the Debenture Shares issued, if any; or (ii) in the event that the Debentures are not outstanding as of the Public Offering closing date, 100% of the Debenture Shares that would have been issued, if any, as if such Debentures were outstanding as of the Public Offering closing date, and (B) subject to the completion of a Public Offering by the Company of warrants to purchase shares of Common Stock, additional warrants to purchase shares of Common Stock (the “Additional Warrants” and, collectively with the Purchase Warrants, the “Bridge Financing Warrants”) equal to: (i) in the event that the Debentures are outstanding as of the Public Offering closing date, 150% of the number of shares of Common Stock underlying the warrants issued in the Public Offering that the purchaser would have been entitled to receive had the purchaser participated in the Public Offering in the amount equal to the purchaser’s subscription amount under the Purchase Agreements (the “Warrant Subscription Amount”); or (ii) in the event that the Debentures are not outstanding as of the Public Offering closing date, 100% of the Warrant Subscription Amount.

The Company reviewed the terms of the Bridge Financing Loans and determined that due to the variable number of instruments to be issued, they would constitute a derivative liability. At the initial date, the Company estimated the fair value of both sets of Bridge Financing. The fair value of the embedded derivative financial instruments was bifurcated from the host instrument and remeasured on recurring basis at each reporting period under marked to market approach. The fair value of the derivative liabilities at inception are recorded as debt discounts to the Debentures which are amortized over the life of the loan using the effective interest method. Amortization of debt discount for the three and six months ended June 30, 2026 amounted to $75,362 and $236,787, respectively, using effective interest rates of 73.86%-78.95% for the estimated amortization period. Amortization of debt discount for the three and six months ended June 30, 2025 both amounted to $14,595, using effective interest rates of 74.84%-74.92% for the estimated amortization period. The balance of the Debentures in the financial statements as of December 31, 2025 is $1,308,229, which represents principal values of $1,750,000, net of a debt discount of $441,771. The balance of the Debentures in the financial statements as of June 30, 2026 is $1,873,777, which represents principal values of $2,325,000, net of a debt discount of $451,223.

Derivative Liability

The Company valued the derivative liability relating to the variable amount of the Purchase Warrants using the Black Scholes Model using the following assumptions on the respective dates of the Debentures:

	December 31, 2025	February 26, 2026	April 28, 2026	June 23, 2026	June 30, 2026
Stock price	$0.0100	0.0061	0.0100	0.0110	0.0125
Estimated exercise price	0.0095	0.0058	0.0065	0.0105	0.012
Term (years)	2.5	2.5	2.5	2.5	2.5
Annual volatility	43.81%	44.46%	44.06%	43.83%	43.88%
Risk free rate	3.55%	3.46%	3.86%	4.22%	4.15%
Dividend yield	0%	0%	0%	0%	0%
Estimated warrant amount*	262,500,000	49,180,328	63,461,538	13,636,364	279,000,000
Fair value of warrants	$722,192	$85,296	$116,824	$44,119	$993,779

*	Amounts at December 31, 2025 and June 30, 2026 represent the total estimated number of warrants.

The Company has assumed that the debentures will be outstanding at the potential Public Offering. The Company discounted the Purchase Warrants value due to an estimated probability of 90% of the occurrence of a Public Offering, as well as a dilution discount relating to the effect the exercise of the warrants would have on expected market value. The Additional Warrants were fully discounted resulting from the Company’s current estimation of a zero probability of an occurrence of Public Offering including warrants.

The Company’s activity in its convertible promissory notes, net related derivative liability was as follows for the period ended June 30, 2026:

Balance of derivative liability at January 1, 2025	$-
Grant of warrants	751,640
Change in fair value of warrant derivative liability	(29,448)
Balance of derivative liability at December 31, 2025	$722,192
Grant of warrants	246,239
Change in fair value of warrant derivative liability	25,348
Balance of derivative liability at June 30, 2026	$993,779

NOTE 8 - CONVERTIBLE PROMISSORY NOTES, NET

During the year ended December 31, 2025, the Company entered into Securities Purchase Agreements (the “Purchase Agreements”) with certain existing investors. Pursuant to the Purchase Agreements, the Company agreed to sell to the purchasers in several private placements, Debentures (the “Debentures”) in aggregate principal amounts of $1,750,000, initially for 60 day periods with varying maturity dates. The Debentures were extended when due, and the most recent extensions extended all the Debentures until March 31, 2026. The Debentures do not bear interest. The Debentures also set forth certain customary events of default after which the Debentures may be declared immediately due and payable, including certain types of bankruptcy or insolvency events of default. Subject to the satisfaction of certain conditions, including applicable prior notice to the holders of the Debentures, at any time prior to the maturity dates, the Company may elect to prepay all or a portion of the-then outstanding principal amount of the Debentures. Subsequent to the balance sheet date, on February 26, 2026, the Company received an additional $200,000 in the form of bridge notes due April 27, 2026 with the same terms as the Debentures (See Note 15).

In the event that prior to the maturity dates the Company consummates a public offering of its securities (“Public Offering”), the then-outstanding principal amount of the Debentures automatically converts into shares of the Company’s Common Stock (the “Debenture Shares”) at a conversion price equal to the per share price of the shares of Common Stock offered in the Public Offering. The Debenture Shares, if any, are subject to the same terms and conditions as the shares of Common Stock issued in a Public Offering, including the issuance of any accompanying warrants to purchase shares of Common Stock issued and registration rights granted, if any, to investors in the Public Offering.

In addition, pursuant to the Purchase Agreements the Company agreed to issue (A) subject to the consummation of a Public Offering, five-year warrants to purchase up to a number of shares of Common Stock (the “Purchase Warrants”), equal to: (i) in the event the Debentures are outstanding as of the date of the consummation of the Public Offering, 150% of the Debenture Shares issued, if any; or (ii) in the event that the Debentures are not outstanding as of the Public Offering closing date, 100% of the Debenture Shares that would have been issued, if any, as if such Debentures were outstanding as of the Public Offering closing date, and (B) subject to the completion of a Public Offering by the Company of warrants to purchase shares of Common Stock, additional warrants to purchase shares of Common Stock (the “Additional Warrants” and, collectively with the Purchase Warrants, the “Bridge Financing Warrants”) equal to: (i) in the event that the Debentures are outstanding as of the Public Offering closing date, 150% of the number of shares of Common Stock underlying the warrants issued in the Public Offering that the purchaser would have been entitled to receive had the purchaser participated in the Public Offering in the amount equal to the purchaser’s subscription amount under the Purchase Agreements (the “Warrant Subscription Amount”); or (ii) in the event that the Debentures are not outstanding as of the Public Offering closing date, 100% of the Warrant Subscription Amount.

The Company reviewed the terms of the Bridge Financing Warrants to be issued and determined that due to the variable number of instruments to be issued, they would constitute a derivative liability. At the initial date, the Company estimated the fair value of both sets of Bridge Financing Warrants and allocated the total gross proceeds received between them based on that relative fair value identified. The fair value of the embedded derivative financial instruments was bifurcated from the host instrument and remeasured on recurring basis at each reporting period under marked to market approach. The fair value of the derivative liabilities at inception amounted to $751,640 and were recorded as debt discounts to the Debentures which are amortized over the life of the loan using the effective interest method. Amortization of debt discount for the year ending December 31, 2025 amounted to $309,869 using effective interest rates of 74.15%-76.57% for the estimated amortization period. The balance of the Debentures in the financial statements as of December 31, 2025 is $1,308,229, which represents principal values of $1,750,000, net of a debt discount of $441,771.

Derivative Liability

The Company valued the derivative liability relating to the embedded conversion features using the Black Scholes Model using the following assumptions on the respective dates of the Debentures:

	June 5, 2025	June 16, 2025	July 17, 2025	September 15, 2025	November 11, 2025	December 2, 2025	December 30, 2025	December 31, 2025
Stock price	$0.006	$0.0124	$0.019	$0.0215	$0.0079	$0.0160	0.0178	0.0100
Estimated exercise price	0.0057	0.0118	0.018	0.0204	0.0075	0.0152	0.0169	0.0095
Term (years)	2.5	2.5	2.5	2.5	2.5	2.5	2.5	2.5
Annual volatility	42.06%	42.05%	41.81%	43.53%	43.81%	43.86%	43.82%	43.81%
Risk free rate	3.90%	3.93%	3.89%	3.50%	3.55%	3.54%	3.50%	3.55%
Dividend yield	0%	0%	0%	0%	0%	0%	0%	0%
Estimated warrant amount*	75,000,000	24,193,548	15,789,474	27,906,977	37,974,684	18,750,000	21,067,416	262,500,000
Fair value of warrants at inception	$128,417	$85,665	$85,213	$173,455	$85,160	$86,267	$107,463	$722,192

*	Amount at December 31, 2025 represents the total estimated number of warrants.

The Company has assumed that the debentures will be outstanding at the potential Public Offering. The Company discounted the Purchase Warrants value due to an estimated probability of 90% of the occurrence of a Public Offering, as well as a dilution discount relating to the effect the exercise of the warrants would have on expected market value. The Additional Warrants were fully discounted resulting from the Company’s current estimation of a zero probability of an occurrence of Public Offering including warrants.

The Company’s activity in its convertible promissory notes, net related derivative liability was as follows for the year ended December 31, 2025:

Balance of derivative liability at January 1, 2025	$-
Grant of warrants	751,640
Change in fair value of warrant derivative liability	(29,448)
Balance of derivative liability at December 31, 2025	$722,192